Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Jan. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Quarterly Financial Data
Goodwill impairment charge				$ 165
Loss on extinguishment of debt	$ (16)	$ 68	$ 1	$ 4	$ 13